FIFTH THIRD FUNDS

Supplement Dated July 13, 2012 to the

Prospectus dated November 23, 2011 for

Class A, Class B, Class C, Institutional Class, Select Class, Preferred Class and Trust Class Shares for the

Fifth Third Small Cap Growth Fund	Fifth Third LifeModel Aggressive Fund
Fifth Third Mid Cap Growth Fund	Fifth Third LifeModel Moderately Aggressive Fund
Fifth Third Quality Growth Fund	Fifth Third LifeModel Moderate Fund
Fifth Third Dividend Growth Fund	Fifth Third LifeModel Moderately Conservative Fund
Fifth Third Micro Cap Value Fund	Fifth Third LifeModel Conservative Fund
Fifth Third Small Cap Value Fund	Fifth Third High Yield Bond Fund
Fifth Third All Cap Value Fund	Fifth Third Total Return Bond Fund
Fifth Third Disciplined Large Cap Value Fund	Fifth Third Short Term Bond Fund
Fifth Third Structured Large Cap Plus Fund	Fifth Third Prime Money Market Fund
Fifth Third Equity Index Fund	Fifth Third Institutional Money Market Fund
Fifth Third International Equity Fund	Fifth Third U.S. Treasury Money Market Fund
Fifth Third Strategic Income Fund	Fifth Third Institutional Government Money Market Fund

Effective July 16, 2012, the table in the third paragraph under the heading “Fifth Third LifeModel Aggressive Fund-Summary-Principal Investment Strategies” on page 51 of the Prospectus is deleted in its entirety and replaced with the following:

Fund Name	Percentage of Fund Holdings
Mid Cap Growth Fund	0-50%
Quality Growth Fund	0-50%
Small Cap Value Fund	0-50%
All Cap Value Fund	0-50%
Disciplined Large Cap Value Fund	0-50%
International Equity Fund	0-25%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-20%
Short Term Bond Fund	0-20%
Institutional Money Market Fund	0-10%
U.S. Treasury Money Market Fund	0-10%

Effective July 16, 2012, the table in the third paragraph under the heading “Fifth Third LifeModel Moderately Aggressive Fund-Summary-Principal Investment Strategies” on page 55 of the Prospectus is deleted in its entirety and replaced with the following:

Fund Name	Percentage of Fund Holdings
Mid Cap Growth Fund	0-40%
Quality Growth Fund	0-40%
Small Cap Value Fund	0-40%
All Cap Value Fund	0-40%
Disciplined Large Cap Value Fund	0-40%
International Equity Fund	0-20%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-30%
Short Term Bond Fund	0-30%
Institutional Money Market Fund	0-10%
U.S. Treasury Money Market Fund	0-10%

Effective July 16, 2012, the table in the third paragraph under the heading “Fifth Third LifeModel Moderate Fund-Summary-Principal Investment Strategies” on page 59 of the Prospectus is deleted in its entirety and replaced with the following:

Fund Name	Percentage of Fund Holdings
Mid Cap Growth Fund	0-30%
Quality Growth Fund	0-30%
Small Cap Value Fund	0-30%
All Cap Value Fund	0-30%
Disciplined Large Cap Value Fund	0-30%
International Equity Fund	0-15%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-40%
Short Term Bond Fund	0-40%
Institutional Money Market Fund	0-15%
U.S. Treasury Money Market Fund	0-15%

Effective July 16, 2012, the table in the third paragraph under the heading “Fifth Third LifeModel Moderately Conservative Fund-Summary-Principal Investment Strategies” on page 63 of the Prospectus is deleted in its entirety and replaced with the following:

Fund Name	Percentage of Fund Holdings
Mid Cap Growth Fund	0-25%
Quality Growth Fund	0-25%
Small Cap Value Fund	0-25%
All Cap Value Fund	0-25%
Disciplined Large Cap Value Fund	0-25%
International Equity Fund	0-10%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-50%
Short Term Bond Fund	0-50%
Institutional Money Market Fund	0-20%
U.S. Treasury Money Market Fund	0-20%

Effective July 16, 2012, the table in the third paragraph under the heading “Fifth Third LifeModel Conservative Fund-Summary-Principal Investment Strategies” on page 67 of the Prospectus is deleted in its entirety and replaced with the following:

Fund Name	Percentage of Fund Holdings
Mid Cap Growth Fund	0-15%
Quality Growth Fund	0-15%
Small Cap Value Fund	0-15%
All Cap Value Fund	0-15%
Disciplined Large Cap Value Fund	0-15%
International Equity Fund	0-5%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-60%
Short Term Bond Fund	0-60%
Institutional Money Market Fund	0-20%
U.S. Treasury Money Market Fund	0-20%

Effective immediately, the bar chart under the heading “Fifth Third Strategic Income Fund-Summary-Performance-Class A Total Return Per Calendar Year (%)” on page 48 of the Prospectus is deleted in its entirety and replaced with the following:

Effective August 1, 2012, the third and fourth paragraphs under the heading “Dividends and Capital Gains” on page 118 of the Prospectus are deleted in their entirety and replaced with the following:

Dividends, if any, are declared daily and paid monthly by the following Funds: Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund and U.S. Treasury Money Market Fund.

Dividends, if any, are declared and paid monthly by the following Funds: High Yield Bond Fund, Strategic Income Fund, Total Return Bond Fund and Short Term Bond Fund.

Effective August 1, 2012, the eighth paragraph under the heading “Dividends and Capital Gains” on page 118 of the Prospectus is deleted in its entirety and replaced with the following:

As discussed in the SAI, if a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable for federal income tax purposes, but it reduces the shareholder’s basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE.

FTF-PROS0712